Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Retirement Benefits [Abstract]
Severance pay liability	$ 301,561	$ 298,234
Deposit with insurance companies	204,658	211,285
Severance expenses	$ 39,772	$ 37,207	$ 52,768